SUPPLEMENTARY DATA (Tables)	12 Months Ended
Dec. 31, 2024
SUPPLEMENTARY DATA [Abstract]
Summary of Property and equipment

Property, buildings and equipment, net consisted of the following (in thousands):

	As of
	December 31,	December 31,
	2024	2023
Buildings and improvements	$424,542	$446,799
Land and land improvements	50,626	81,246
Furniture and fixtures	118,086	108,693
Office, computer and other equipment	267,372	233,242
Construction in progress	48,483	29,029
	909,109	899,009
Less: accumulated depreciation	(279,205)	(205,976)
Total Property, buildings and equipment, net	$629,904	$693,033

Summary of Allowance for Doubtful Accounts

	Balance at	Charged to			Balance at
	Beginning	Costs and		Foreign	End of
	of Year	Expenses	Deductions	Exchange	Year
Allowance for doubtful accounts
Year Ended December 31, 2024	$22,537	$4,063	$(5,354)	$(607)	$20,639
Year Ended December 31, 2023	$18,108	$10,833	$(6,948)	$544	$22,537
Year Ended December 31, 2022	$22,744	$7,417	$(11,035)	$(1,018)	$18,108

Deferred tax valuation allowance
Year Ended December 31, 2024	$16,166	$20,547	$—	$(97)	$36,616
Year Ended December 31, 2023	$536	$15,639	$—	$(9)	$16,166
Year Ended December 31, 2022	$2,504	$(197)	$(1,770)	$(1)	$536

Summary of Unamortized Content Costs

	Predominantly Monetized Individually		Predominantly Monetized as a Film Group
	As of December 31,		As of December 31,
	2024	2023	2024	2023
Licensed and acquired program rights	$—	$—	$24,646	$21,413
Produced programming:
In release	24	1,410	1,655	2,081
Completed but not released	3	2,045	—	115
In production	949	1,350	920	819
In development	8	—	—	—
Total film and television costs	$984	$4,805	$27,221	$24,428

Summary of Amortization and Impairment of Content Costs

	Year Ended December 31,
	2024	2023	2022
Content production amortization expense - assets monetized individually	$5,262	$5,028	$—
Content production amortization expense - assets monetized as a film group	22,260	19,944	15,099
Content production impairment charges	—	—	—
Total amortization and impairment of content costs	$27,522	$24,972	$15,099

Summary of Other Current Assets

	As of
	December 31,	December 31,
	2024	2023
Prepaid taxes	$68,345	$57,885
Ticket inventory (1)	46,208	188,560
Amounts due from the Group (Note 22)	30,450	10,423
Prepaid event and production-related costs	29,236	—
Other current receivables	20,825	21,561
Prepaid insurance	9,772	10,628
Assets held for sale	4,458	7,500
Other	38,816	54,155
Total	$248,110	$350,712

(1) During the second quarter of 2024, there was a write-down of unused tickets related to the Paris Olympics for $83.0 million, which was recorded in direct operating costs in the combined statement of operations.

Summary of Accrued Liabilities

	As of
	December 31,	December 31,
	2024	2023
Legal settlements	$250,000	$—
Payroll-related costs	153,014	138,101
Accrued operating expenses	127,369	24,098
Event and production-related costs	43,586	107,722
Legal and professional fees	27,797	22,129
Interest	20,817	41,634
Accrued capital expenditures	11,699	31,844
Other	35,950	56,753
Total	$670,232	$422,281